Shareholders’ Equity - Schedule of Stock Option Activity (Details) - Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Option Activity [Line Items]
Outstanding share options, ending balance	6,052,214	4,083,497	4,590,375	5,057,255
Weighted-average exercise price, ending balance (in Dollars per share)	$ 4.166	$ 4.38	$ 4.62	$ 4.543
Weighted average remaining contractual life (years), ending balance	5 years 6 months 25 days	5 years 6 months 10 days	5 years 10 months 13 days	5 years 7 months 28 days
Aggregate intrinsic value, ending balance (in Dollars)	$ 7,761,705	$ 326,730	$ 1,364,975	$ 2,352,517
Exercisable, Outstanding share options		3,577,070
Exercisable, Weighted-average exercise price (in Dollars per share)		$ 4.71
Exercisable, Weighted average remaining contractual life (years)		5 years 14 days
Exercisable, Aggregate intrinsic value (in Dollars)		$ 326,730
Options available for future grants, Outstanding share options		1,976,527
Granted, Outstanding share options		360,000	80,000	430,874
Granted, Weighted-average exercise price (in Dollars per share)			$ 1.91	$ 2.728
Forfeited, Outstanding share options		(471,914)	(291,124)	(351,671)
Forfeited, Weighted-average exercise price (in Dollars per share)			$ 6.08	$ 7.767
Exercised, Outstanding share options		(394,964)	(255,756)	(1,074,162)
Exercised, Weighted-average exercise price (in Dollars per share)			$ 0.81	$ 0.654